Research in Motion Limited and Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Mar. 02, 2013 Y D	Mar. 03, 2012	Feb. 26, 2011
Property, Plant and Equipment [Line Items]
Fiscal year period range	52 weeks	53 weeks	52 weeks
Allowance for doubtful accounts	$ 17,000,000	$ 16,000,000
Percentage of total revenue by customer	10.00%	10.00%
Percentage of total revenue by customer two			11.00%
Percentage of accounts receivable by one customer	8.20%	13.00%
Cost method investments	4,000,000	37,000,000
Equity method investments	46,000,000	48,000,000
Maturity period of short-term investments	One year or less
Maturity period of long-term investments	1
Derivative loss reclassified from accumulated other comprehensive income
Liability for uncertain income tax positions, percentage minimum	50.00%
RSUs vesting period	3 years
Independent director's annual retainer, minimum percentage	60.00%
Independent directors annual retainer remaining percentage	40.00%
Number of trading days	5
Vesting scenario one [Member]
Property, Plant and Equipment [Line Items]
Percentage of options vesting in year 1	25.00%
Percentage of options vesting in year 2	25.00%
Percentage of options vesting in year 3	50.00%
Vesting scenario two [Member]
Property, Plant and Equipment [Line Items]
Percentage of options vesting in year 2	50.00%
Percentage of options vesting in year 3	50.00%
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Percentage of amount declining in furniture and fixtures	20.00%
BlackBerry PlayBookTablet [Member]
Property, Plant and Equipment [Line Items]
Unspecified software upgrade	6
Minimum [Member]
Property, Plant and Equipment [Line Items]
Period of amortization of intangible assets range	2
Minimum [Member] | Buildings, leasehold improvements and other [Member]
Property, Plant and Equipment [Line Items]
Useful life of property, plant and equipment, net	5 years
Minimum [Member] | BlackBerry operations and other information technology [Member]
Property, Plant and Equipment [Line Items]
Useful life of property, plant and equipment, net	3 years
Minimum [Member] | Manufacturing equipment, research and development equipment and tooling [Member]
Property, Plant and Equipment [Line Items]
Useful life of property, plant and equipment, net	2 years
Minimum [Member] | BlackBerry 10 [Member]
Property, Plant and Equipment [Line Items]
BESP for unspecified software upgrade and non-software services	10
Maximum [Member]
Property, Plant and Equipment [Line Items]
Period of amortization of intangible assets range	10
Maximum [Member] | Buildings, leasehold improvements and other [Member]
Property, Plant and Equipment [Line Items]
Useful life of property, plant and equipment, net	40 years
Maximum [Member] | BlackBerry operations and other information technology [Member]
Property, Plant and Equipment [Line Items]
Useful life of property, plant and equipment, net	5 years
Maximum [Member] | Manufacturing equipment, research and development equipment and tooling [Member]
Property, Plant and Equipment [Line Items]
Useful life of property, plant and equipment, net	8 years
Maximum [Member] | BlackBerry 10 [Member]
Property, Plant and Equipment [Line Items]
BESP for unspecified software upgrade and non-software services	$ 20